Consolidated Schedule of Investments

January 31, 2023

(Unaudited)

	Principal Amount		Value

U.S. Dollar Denominated Bonds & Notes–38.58%
Bahamas–0.09%
Bahamas Government International Bond, 9.00%, 06/16/2029(a)	$	1,750,000	$1,589,384

Belgium–0.23%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)		4,325,000	4,041,712

Bermuda–0.04%
Bacardi Ltd., 2.75%, 07/15/2026(a)		766,000	703,331

Brazil–0.32%
Klabin Austria GmbH, 5.75%, 04/03/2029(a)		710,000	711,775

Suzano Austria GmbH,
2.50%, 09/15/2028		1,716,000	1,467,172

3.75%, 01/15/2031		1,750,000	1,499,334

Vale Overseas Ltd., 6.88%, 11/10/2039		1,750,000	1,928,561

			5,606,842

Canada–1.18%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(a)		300,000	274,642

3.50%, 02/15/2029(a)		1,214,000	1,063,811

1375209 BC Ltd., 9.00%, 01/30/2028(a)		797,000	795,011

Enbridge, Inc., 7.38%, 01/15/2083(b)		6,974,000	6,989,438

Enerflex Ltd., 9.00%, 10/15/2027(a)		1,266,000	1,291,140

Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)		1,038,000	959,818

New Gold, Inc., 7.50%, 07/15/2027(a)		691,000	642,244

Parkland Corp., 4.50%, 10/01/2029(a)		1,044,000	896,960

Precision Drilling Corp.,
7.13%, 01/15/2026(a)		90,000	89,241

6.88%, 01/15/2029(a)		1,009,000	973,054

Ritchie Bros. Auctioneers, Inc., 5.38%, 01/15/2025(a)		1,824,000	1,803,389

Strathcona Resources Ltd., 6.88%, 08/01/2026(a)		529,000	451,695

TransAlta Corp., 7.75%, 11/15/2029		1,001,000	1,030,578

Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)(c)		3,545,000	3,455,666

			20,716,687

Chile–0.57%
AES Andes S.A., 6.35%, 10/07/2079(a)(b)		1,750,000	1,661,686

	Principal Amount		Value

Chile–(continued)
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	$	2,084,000	$1,561,501

Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)		7,100,000	6,856,825

			10,080,012

Colombia–0.49%
Bancolombia S.A., 7.14%, 10/18/2027(b)		6,150,000	6,125,584

Colombia Government International Bond, 4.13%, 02/22/2042		3,725,000	2,410,309

			8,535,893

Denmark–0.18%
Danske Bank A/S, 7.00%(a)(b)(d)		3,200,000	3,116,096

Dominican Republic–0.12%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)		720,000	627,201

7.05%, 02/03/2031(a)		480,000	480,000

4.88%, 09/23/2032(a)		1,200,000	1,026,045

			2,133,246

Ecuador–0.07%
Ecuador Government International Bond, 6.00%, 07/31/2030(a)(e)		1,800,000	1,203,701

Egypt–0.17%
Egypt Government International Bond,
7.63%, 05/29/2032(a)		1,500,000	1,148,088

8.50%, 01/31/2047(a)(c)		2,600,000	1,843,130

			2,991,218

France–1.59%
Altice France S.A.,
8.13%, 02/01/2027(a)		1,226,000	1,150,871

5.13%, 07/15/2029(a)		766,000	602,237

5.50%, 10/15/2029(a)		730,000	578,127

BNP Paribas S.A.,
6.63%(a)(b)(d)		1,400,000	1,386,000

7.75%(a)(b)(d)		3,500,000	3,631,250

BPCE S.A., 5.15%, 07/21/2024(a)		3,500,000	3,463,918

Credit Agricole S.A.,
8.13%(a)(b)(d)		6,450,000	6,670,235

6.88%(a)(b)(d)		1,750,000	1,733,059

Iliad Holding S.A.S., 6.50%, 10/15/2026(a)		275,000	260,766

Iliad Holding S.A.S.U., 7.00%, 10/15/2028(a)		1,899,000	1,785,981

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

France–(continued)
Societe Generale S.A.,
7.38%(a)(b)(c)(d)	$	1,750,000	$1,741,784

4.75%(a)(b)(d)		3,500,000	3,126,725

9.38%(a)(b)(d)		1,591,000	1,712,314

			27,843,267

Guatemala–0.16%
CT Trust, 5.13%, 02/03/2032(a)		2,000,000	1,746,139

Guatemala Government Bond, 3.70%, 10/07/2033(a)		1,200,000	1,017,560

			2,763,699

Hong Kong–0.77%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)(c)		9,250,000	8,741,250

5.75%, 07/21/2028(a)		1,775,000	1,600,261

Prudential PLC, 4.88%(a)(d)		3,550,000	3,132,651

			13,474,162

India–1.23%
Adani Electricity Mumbai Ltd.,
3.95%, 02/12/2030(a)		1,400,000	1,047,475

3.87%, 07/22/2031(a)		1,750,000	1,243,213

GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)		3,475,000	3,448,938

JSW Steel Ltd., 3.95%, 04/05/2027(a)		4,260,000	3,770,539

Muthoot Finance Ltd., 4.40%, 09/02/2023(a)		3,700,000	3,642,835

Network i2i Ltd.,
5.65%(a)(b)(d)		1,050,000	1,014,563

3.98%(a)(b)(d)		1,050,000	955,139

Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)		3,500,000	3,101,224

Reliance Industries Ltd., 4.88%, 02/10/2045(a)		3,600,000	3,258,133

			21,482,059

Indonesia–1.61%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)		6,390,000	6,102,450

PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)		4,475,000	4,239,585

PT Freeport Indonesia, 6.20%, 04/14/2052(a)		3,000,000	2,782,500

PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/2025(a)		7,400,000	7,346,672

PT Pertamina (Persero), 4.18%, 01/21/2050(a)		1,775,000	1,424,786

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)(c)		3,700,000	3,584,402

4.38%, 02/05/2050(a)		3,600,000	2,805,111

			28,285,506

Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)		1,125,000	1,045,080

	Principal Amount		Value

Ireland–0.55%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	$	1,750,000	$1,776,530

Coriolanus DAC,
0.00%, 04/30/2025(a)(f)		943,134	893,410

0.00%, 04/30/2025(a)(f)		1,003,380	950,479

0.00%, 04/30/2025(a)(f)		1,255,979	1,189,760

0.00%, 04/30/2025(a)(f)		1,100,434	1,042,416

0.00%, 04/30/2025(a)(f)		883,835	837,237

0.00%, 04/30/2025(a)		988,758	936,628

0.00%, 04/30/2025(a)(f)		1,145,271	1,084,890

0.00%, 04/30/2025(a)(f)		898,857	851,467

			9,562,817

Ivory Coast–0.12%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)		2,100,000	2,037,886

Macau–0.52%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)(c)		3,495,000	3,398,189

5.88%, 05/15/2026(a)		3,200,000	3,031,472

Wynn Macau Ltd., 4.88%, 10/01/2024(a)(c)		2,840,000	2,733,529

			9,163,190

Malaysia–0.20%
1MDB Global Investments Ltd., 4.40%, 03/09/2023(a)		3,500,000	3,436,227

Mexico–2.79%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)		1,782,000	1,495,939

Banco Mercantil del Norte S.A.,
8.38%(a)(b)(d)		1,850,000	1,904,019

5.88%(a)(b)(d)		1,764,000	1,633,396

Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)		3,550,000	2,934,278

6.99%, 02/20/2032(a)		2,136,000	1,585,083

Cemex S.A.B. de C.V., 5.13%(a)(b)(c)(d)		2,487,000	2,291,398

Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)		11,125,000	10,279,859

Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)		3,064,000	2,476,708

Petroleos Mexicanos,
6.50%, 03/13/2027(c)		11,050,000	10,445,810

8.75%, 06/02/2029		7,000,000	6,825,499

7.69%, 01/23/2050		1,775,000	1,327,711

6.95%, 01/28/2060		1,925,000	1,330,617

Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(a)		4,745,000	4,430,312

			48,960,629

Morocco–0.08%
OCP S.A., 3.75%, 06/23/2031(a)		1,750,000	1,483,694

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Netherlands–0.84%
ING Groep N.V.,
6.50%(b)(c)(d)	$	7,100,000	$6,949,373

5.75%(b)(c)(d)		7,100,000	6,724,162

VZ Secured Financing B.V., 5.00%, 01/15/2032(a)		1,213,000	1,040,135

			14,713,670

Nigeria–0.08%
Nigeria Government International Bond, 6.50%, 11/28/2027(a)		1,750,000	1,443,470

Oman–0.59%
Oman Government International Bond,
4.75%, 06/15/2026(a)		6,982,000	6,867,258

6.75%, 01/17/2048(a)		3,500,000	3,462,112

			10,329,370

Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)		1,750,000	1,564,150

Peru–0.22%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)		3,995,000	3,890,422

Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(a)		1,750,000	1,850,625

Saudi Arabia–0.14%
Saudi Government International Bond, 5.00%, 01/18/2053(a)(c)		2,500,000	2,387,050

South Africa–0.13%
Stillwater Mining Co., 4.00%, 11/16/2026(a)		2,500,000	2,316,250

Sweden–0.37%
Skandinaviska Enskilda Banken AB, 5.13%(a)(b)(d)		3,400,000	3,234,250

Swedbank AB, Series NC5, 5.63%(a)(b)(d)		3,400,000	3,308,625

			6,542,875

Switzerland–1.16%
Credit Suisse Group AG,
6.37%, 07/15/2026(a)(b)		875,000	849,883

6.54%, 08/12/2033(a)(b)		1,750,000	1,681,600

6.25%(a)(b)(d)		7,385,000	6,523,687

Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(b)		4,320,000	4,192,914

UBS Group AG,
7.00%(a)(b)(d)		3,695,000	3,734,259

5.13%(a)(b)(d)		3,500,000	3,329,568

			20,311,911

Tanzania–0.18%
HTA Group Ltd., 7.00%, 12/18/2025(a)		3,330,000	3,146,051

	Principal Amount		Value

Thailand–0.18%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	$	1,750,000	$1,613,919

Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(b)		1,800,000	1,601,648

			3,215,567

United Kingdom–1.55%
abrdn PLC, 4.25%, 06/30/2028(a)		1,825,000	1,651,285

BP Capital Markets PLC, 4.88%(b)(d)		2,590,000	2,426,506

British Telecommunications PLC, 4.25%, 11/23/2081(a)(b)		10,650,000	9,544,477

M&G PLC, 6.50%, 10/20/2048(a)(b)		1,825,000	1,855,450

NatWest Group PLC, 6.00%(b)(d)		3,500,000	3,351,250

Virgin Media Finance PLC, 5.00%, 07/15/2030(a)(c)		447,000	375,771

Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)(c)		767,000	712,539

Vodafone Group PLC,
3.25%, 06/04/2081(b)(c)		6,876,000	5,974,969

4.13%, 06/04/2081(b)		1,698,000	1,376,908

			27,269,155

United States–19.61%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)		2,586,000	2,576,535

Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)		4,445,000	4,461,246

Allison Transmission, Inc.,
4.75%, 10/01/2027(a)		295,000	280,083

3.75%, 01/30/2031(a)		2,179,000	1,846,049

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)		5,069,000	4,975,020

American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)		1,317,000	1,201,321

Apache Corp., 7.75%, 12/15/2029		1,139,000	1,212,669

Arconic Corp., 6.13%, 02/15/2028(a)		9,500,000	9,139,889

Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(c)		299,000	270,624

4.63%, 11/15/2029(a)(c)		1,444,000	1,276,092

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(a)		901,000	859,966

Bausch Health Cos., Inc.,
4.88%, 06/01/2028(a)		1,433,000	923,053

11.00%, 09/30/2028(a)		1,415,000	1,114,171

14.00%, 10/15/2030(a)		279,000	175,552

Becton, Dickinson and Co., 3.79%, 05/20/2050		3,307,000	2,725,376

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Principal Amount		Value

United States–(continued)
Callon Petroleum Co., 8.00%, 08/01/2028(a)(c) $	942,000	$943,163

Calpine Corp., 3.75%, 03/01/2031(a)(c)	1,236,000	1,032,076

Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,296,000	3,139,242

Carnival Corp.,
10.50%, 02/01/2026(a)(c)	3,600,000	3,770,388

4.00%, 08/01/2028(a)	1,033,000	894,113

Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)(c)	880,000	951,698

Carriage Services, Inc., 4.25%, 05/15/2029(a)	2,318,000	1,910,310

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(a)	77,000	73,474

5.00%, 02/01/2028(a)	842,000	787,371

4.75%, 03/01/2030(a)	4,258,000	3,725,750

4.50%, 08/15/2030(a)	5,475,000	4,684,547

4.50%, 05/01/2032	2,332,000	1,932,692

4.25%, 01/15/2034(a)	346,000	270,235

Celanese US Holdings LLC, 5.90%, 07/05/2024	4,395,000	4,421,465

Centene Corp., 4.25%, 12/15/2027	938,000	900,911

Clarios Global L.P., 6.75%, 05/15/2025(a)	285,000	287,058

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	259,000	258,328

Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	1,345,000	1,185,308

Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(a)(c)	508,000	461,388

Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)(c)	1,393,000	1,315,716

Cogent Communications Group, Inc., 7.00%, 06/15/2027(a)	953,000	944,499

Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	4,248,000	4,106,450

8.00%, 12/15/2027(a)(c)	1,440,000	1,359,639

5.25%, 05/15/2030(a)	750,000	606,143

4.75%, 02/15/2031(a)	499,000	382,470

Comstock Resources, Inc., 6.75%, 03/01/2029(a)	961,000	887,810

Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	1,787,311

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	1,745,000	1,773,226

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	3,020,000	2,594,933

Crown Castle, Inc., 3.25%, 01/15/2051	3,700,000	2,650,853

	Principal Amount		Value

United States–(continued)
CSC Holdings LLC,
5.50%, 04/15/2027(a)	$	1,195,000	$1,053,990

5.75%, 01/15/2030(a)		1,814,000	1,145,133

4.63%, 12/01/2030(a)		213,000	126,196

4.50%, 11/15/2031(a)		649,000	478,832

5.00%, 11/15/2031(a)		253,000	152,105

CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)		1,245,000	1,116,217

CVS Health Corp., 5.05%, 03/25/2048		3,500,000	3,331,480

DaVita, Inc., 3.75%, 02/15/2031(a)		632,000	492,205

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)		1,235,000	1,134,503

Dell International LLC/EMC Corp.,
6.02%, 06/15/2026		3,500,000	3,601,098

6.20%, 07/15/2030(c)		7,400,000	7,818,027

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(a)		843,328	833,497

DISH DBS Corp., 5.13%, 06/01/2029		1,570,000	1,000,875

DISH Network Corp., Conv., 3.38%, 08/15/2026		275,000	180,618

Diversified Healthcare Trust,
4.75%, 05/01/2024		573,000	500,742

9.75%, 06/15/2025		672,000	656,597

4.38%, 03/01/2031		402,000	272,841

Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)		233,000	206,621

Encompass Health Corp., 4.50%, 02/01/2028(c)		1,176,000	1,099,384

Energy Transfer L.P.,
5.55%, 02/15/2028		1,181,000	1,201,744

5.75%, 02/15/2033		937,000	964,112

EnerSys, 4.38%, 12/15/2027(a)(c)		1,452,000	1,342,810

EnPro Industries, Inc., 5.75%, 10/15/2026		2,008,000	1,969,667

Entegris Escrow Corp., 4.75%, 04/15/2029(a)		952,000	893,636

EQM Midstream Partners L.P.,
7.50%, 06/01/2027(a)		326,000	326,394

6.50%, 07/01/2027(a)		853,000	838,704

EQT Corp., 5.68%, 10/01/2025(c)		2,625,000	2,631,247

Everi Holdings, Inc., 5.00%, 07/15/2029(a)		1,194,000	1,081,973

Expedia Group, Inc., 2.95%, 03/15/2031(c)		840,000	708,024

FedEx Corp., 4.05%, 02/15/2048		3,500,000	2,874,913

FirstCash, Inc., 5.63%, 01/01/2030(a)		1,012,000	927,277

FirstEnergy Corp., Series B, 4.15%, 07/15/2027		1,950,000	1,865,955

Ford Motor Co.,
3.25%, 02/12/2032		1,127,000	895,917

4.75%, 01/15/2043		642,000	501,882

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

United States–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$	10,917,000	$10,741,180

3.38%, 11/13/2025		501,000	467,348

4.39%, 01/08/2026		1,198,000	1,151,464

4.95%, 05/28/2027(c)		400,000	382,227

5.11%, 05/03/2029(c)		1,578,000	1,497,676

Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)		1,903,000	1,677,302

Freeport-McMoRan, Inc., 4.63%, 08/01/2030(c)		6,290,000	6,049,659

Gap, Inc. (The), 3.63%, 10/01/2029(a)		1,191,000	915,748

Gartner, Inc.,
4.50%, 07/01/2028(a)(c)		923,000	877,999

3.63%, 06/15/2029(a)		837,000	752,957

3.75%, 10/01/2030(a)		261,000	231,664

General Motors Co., 6.80%, 10/01/2027		7,000,000	7,458,866

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025		406,000	399,403

6.25%, 05/15/2026		791,000	757,090

8.00%, 01/15/2027		550,000	543,760

7.75%, 02/01/2028		283,000	273,998

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027		990,000	952,046

Gray Escrow II, Inc., 5.38%, 11/15/2031(a)		1,655,000	1,274,846

Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)		702,000	592,516

Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)		2,342,000	2,062,775

HCA, Inc.,
5.38%, 02/01/2025		529,000	531,228

5.63%, 09/01/2028		849,000	864,518

4.13%, 06/15/2029		1,458,000	1,386,841

Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)		1,316,000	1,304,571

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)		384,000	369,299

6.00%, 04/15/2030(a)		830,000	772,584

6.25%, 04/15/2032(a)		233,000	215,324

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(a)		1,015,000	1,004,723

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)		1,144,000	1,116,750

HP, Inc., 4.75%, 01/15/2028(c)		7,000,000	6,963,529

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)		1,898,000	1,876,913

Jabil, Inc., 3.00%, 01/15/2031		3,700,000	3,177,687

	Principal Amount		Value

United States–(continued)
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	$	1,097,000	$980,826

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028(a)		2,579,000	2,527,674

Kontoor Brands, Inc., 4.13%, 11/15/2029(a)		1,152,000	997,845

Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045		9,490,000	9,295,259

Lamar Media Corp.,
4.88%, 01/15/2029(c)		1,861,000	1,753,501

4.00%, 02/15/2030(c)		2,325,000	2,072,272

3.63%, 01/15/2031(c)		706,000	600,425

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)		1,632,000	1,349,313

Level 3 Financing, Inc., 3.75%, 07/15/2029(a)		1,977,000	1,447,737

Lithia Motors, Inc., 3.88%, 06/01/2029(a)(c)		1,206,000	1,026,415

Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039		1,041,000	703,659

Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)		760,000	707,704

4.50%, 12/15/2034		1,226,000	902,072

4.30%, 02/15/2043		302,000	187,663

Marriott International, Inc., 5.00%, 10/15/2027(c)		2,617,000	2,642,869

Series FF, 4.63%, 06/15/2030(c)		745,000	727,228

Series GG, 3.50%, 10/15/2032		8,360,000	7,392,907

Match Group Holdings II LLC, 4.63%, 06/01/2028(a)		1,652,000	1,521,310

Mativ Holdings, Inc., 6.88%, 10/01/2026(a)		5,212,000	4,828,240

Mattel, Inc.,
6.20%, 10/01/2040		1,775,000	1,649,951

5.45%, 11/01/2041		1,775,000	1,521,024

Medline Borrower L.P., 3.88%, 04/01/2029(a)		1,075,000	920,458

Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(a)		1,081,000	1,028,350

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031		1,216,000	852,900

Murray Energy Corp., 12.00%, 04/15/2024(a)(g)(h)		5,744,632	6

Nabors Industries, Inc., 7.38%, 05/15/2027(a)		1,045,000	1,047,748

NCL Corp. Ltd., 5.88%, 02/15/2027(a)		953,000	887,362

NCR Corp., 5.75%, 09/01/2027(a)		936,000	909,301

NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)		1,566,000	1,408,515

Netflix, Inc.,
5.88%, 11/15/2028		704,000	732,110

5.38%, 11/15/2029(a)		1,101,000	1,118,132

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Principal Amount		Value

United States–(continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a) $	592,000	$566,138

Novelis Corp., 3.25%, 11/15/2026(a)	990,000	897,598

NRG Energy, Inc., 4.45%, 06/15/2029(a)	1,083,000	992,185

Occidental Petroleum Corp.,
6.95%, 07/01/2024	202,000	205,887

8.50%, 07/15/2027	219,000	242,540

6.13%, 01/01/2031(c)	439,000	458,852

6.20%, 03/15/2040	661,000	668,694

OneMain Finance Corp.,
6.88%, 03/15/2025(c)	1,227,000	1,224,798

7.13%, 03/15/2026	1,037,000	1,031,711

3.88%, 09/15/2028	643,000	540,924

Papa John’s International, Inc., 3.88%, 09/15/2029(a)(c)	1,215,000	1,046,687

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(a)	784,000	726,320

Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	7,200,000	7,033,067

3.80%, 09/15/2030	2,220,000	2,018,960

Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,054,000	896,395

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	551,000	515,879

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	462,000	418,132

4.80%, 05/15/2030(a)	1,112,000	992,076

6.88%, 04/15/2040(a)	875,000	742,741

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	995,000	897,808

RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	398,389

SBA Communications Corp., 3.88%, 02/15/2027	1,483,000	1,371,806

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,324,000	1,181,008

Seagate HDD Cayman,
4.13%, 01/15/2031	1,069,000	899,200

9.63%, 12/01/2032(a)(c)	1,512,800	1,715,016

Select Medical Corp., 6.25%, 08/15/2026(a)(c)	1,049,000	1,025,854

Sempra Energy, 4.13%, 04/01/2052(b)	10,650,000	9,338,414

Sensata Technologies B.V.,
5.63%, 11/01/2024(a)	137,000	137,177

4.00%, 04/15/2029(a)	633,000	569,114

Sensata Technologies, Inc., 3.75%, 02/15/2031(a)(c)	1,051,000	893,547

Service Properties Trust, 4.38%, 02/15/2030	1,307,000	951,561

Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	1,385,000	1,248,640

4.00%, 07/15/2028(a)	81,000	72,202

Principal Amount		Value

United States–(continued)
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)(c) $	2,171,000	$1,807,140

Southern Co. (The),
Series B, 4.00%, 01/15/2051(b)	8,100,000	7,726,023

Series 21-A, 3.75%, 09/15/2051(b)	5,624,000	4,908,887

Sprint Capital Corp., 8.75%, 03/15/2032	879,000	1,086,752

Sprint LLC, 7.63%, 03/01/2026	168,000	177,902

SS&C Technologies, Inc., 5.50%, 09/30/2027(a)(c)	1,728,000	1,663,942

SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,233,000	1,086,390

Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	212,000	212,151

5.88%, 03/15/2028	1,378,000	1,355,194

Tenet Healthcare Corp., 4.88%, 01/01/2026	1,571,000	1,531,921

TransDigm, Inc., 6.25%, 03/15/2026(a)	1,746,000	1,747,358

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	901,000	936,202

Transocean, Inc., 8.75%, 02/15/2030(a)	447,000	461,472

Twilio, Inc., 3.63%, 03/15/2029	1,118,000	950,680

Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	7,200,000	6,362,974

United Airlines, Inc., 4.38%, 04/15/2026(a)	3,600,000	3,421,890

United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,066,967

Universal Health Services, Inc., 2.65%, 10/15/2030	4,156,000	3,507,227

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,286,000	1,249,188

Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(i)	424,000	429,595

Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(i)	472,000	478,228

Valvoline, Inc., 3.63%, 06/15/2031(a)	1,233,000	1,039,098

Viatris, Inc., 3.85%, 06/22/2040	2,220,000	1,623,032

Vistra Corp., 7.00%(a)(b)(d)	189,000	176,967

Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)	237,000	231,116

5.63%, 02/15/2027(a)(c)	423,000	409,035

5.00%, 07/31/2027(a)	890,000	838,816

4.38%, 05/01/2029(a)(c)	999,000	879,942

VOC Escrow Ltd., 5.00%, 02/15/2028(a)	427,000	376,112

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

United States–(continued)
Warnermedia Holdings, Inc.,
3.43%, 03/15/2024(a)	$	7,000,000	$6,852,657

WMG Acquisition Corp., 3.75%, 12/01/2029(a)		1,687,000	1,478,760

WRKCo, Inc., 3.00%, 06/15/2033(c)		5,180,000	4,392,588

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/2025(a)		345,000	346,870

5.13%, 10/01/2029(a)(c)		642,000	573,791

Yum! Brands, Inc., 5.38%, 04/01/2032(c)		1,014,000	963,346

			343,956,229

Zambia–0.19%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		3,500,000	3,397,380

Total U.S. Dollar Denominated Bonds & Notes (Cost $744,628,475)			676,590,513

Non-U.S. Dollar Denominated Bonds & Notes–31.89%
Argentina–0.93%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	215,000,000	4,293,021

2.00%, 11/09/2026	ARS	880,000,000	12,094,700

			16,387,721

Australia–0.53%
Treasury Corp. of Victoria,
2.00%, 09/17/2035	AUD	17,500,000	9,275,871

Austria–0.38%
Erste Group Bank AG,
6.50%(a)(b)(d)	EUR	4,600,000	4,946,507

4.25%(a)(b)(d)	EUR	1,800,000	1,655,219

			6,601,726

Belgium–0.41%
KBC Group N.V.,
4.25%(a)(b)(d)	EUR	5,000,000	4,917,284

4.75%(a)(b)(d)	EUR	2,200,000	2,333,019

			7,250,303

Brazil–9.33%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	4,303,016

Series F, 10.00%, 01/01/2025	BRL	355,000,000	67,345,371

Series F, 10.00%, 01/01/2027	BRL	495,000,000	90,383,518

Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,233,962	1,600,750

			163,632,655

	Principal Amount		Value

Colombia–2.40%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	$13,353,955

Series B, 7.00%, 06/30/2032	COP	70,000,000,000	10,753,690

Series B, 7.25%, 10/18/2034	COP	33,425,000,000	5,012,648

Series B, 9.25%, 05/28/2042	COP	11,375,000,000	1,911,714

Series B, 7.25%, 10/26/2050	COP	85,050,000,000	11,137,010

			42,169,017

Czech Republic–0.13%
CPI Property Group S.A., 4.88%(a)(b)(d)	EUR	4,100,000	2,209,469

Egypt–0.10%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	2,000,000	1,823,047

France–0.69%
Accor S.A., 4.38%(a)(b)(d)	EUR	1,700,000	1,790,281

BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(b)	EUR	5,000,000	4,627,705

Electricite de France S.A., 5.38%(a)(b)(d)	EUR	5,400,000	5,723,846

			12,141,832

Germany–0.56%
Bayer AG, 2.38%, 11/12/2079(a)(b)	EUR	3,700,000	3,759,870

Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(b)	EUR	3,600,000	3,458,964

Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(a)	EUR	990,000	1,052,391

Volkswagen International Finance N.V., 4.63%(a)(b)(d)	EUR	1,480,000	1,554,599

			9,825,824

Greece–0.90%
Hellenic Republic Government Bond,
4.25%, 06/15/2033(a)	EUR	14,300,000	15,490,799

Series GDP, 0.00%, 10/15/2042	EUR	76,770,000	237,862

			15,728,661

India–1.05%
India Government Bond,
6.54%, 01/17/2032	INR	700,000,000	8,096,730

7.26%, 08/22/2032	INR	850,000,000	10,287,037

			18,383,767

Italy–0.58%
Intesa Sanpaolo S.p.A.,
5.50%(a)(b)(d)	EUR	2,400,000	2,266,526

5.88%(a)(b)(d)	EUR	1,800,000	1,876,760

UniCredit S.p.A.,
6.63%(a)(b)(d)	EUR	5,600,000	6,053,797

			10,197,083

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Ivory Coast–0.14%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	2,900,000	$2,483,095

Japan–0.74%
Japan Government Bond, 1.40%, 09/20/2052	JPY	1,756,200,000	12,899,765

Mexico–1.38%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	481,850,000	24,210,848

Netherlands–0.30%
ABN AMRO Bank N.V., 4.38%(a)(b)(d)	EUR	1,700,000	1,747,252

Cooperatieve Rabobank U.A., 4.38%(a)(b)(d)	EUR	3,400,000	3,420,562

			5,167,814

Peru–1.82%
Peru Government Bond, 6.15%, 08/12/2032	PEN	140,000,000	31,878,410

Poland–1.30%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	140,000,000	22,872,775

Romania–0.13%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	2,232,305

South Africa–3.55%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	661,350,000	34,840,602

Series 2032, 8.25%, 03/31/2032	ZAR	165,300,000	8,357,150

Series 2035, 8.88%, 02/28/2035	ZAR	200,000,000	9,933,908

Series 2037, 8.50%, 01/31/2037	ZAR	195,500,000	9,122,772

			62,254,432

Spain–1.18%
Banco Santander S.A.,
4.38%(a)(b)(d)	EUR	3,800,000	3,674,929

4.13%(b)(d)	EUR	2,000,000	1,825,010

CaixaBank S.A.,
6.38%(a)(b)(d)	EUR	3,400,000	3,666,186

5.25%(a)(b)(d)	EUR	2,000,000	1,975,678

Repsol International Finance B.V., 3.75%(a)(b)(d)	EUR	1,950,000	1,999,276

Telefonica Europe B.V.,
2.88%(a)(b)(d)	EUR	3,700,000	3,512,027

4.38%(a)(b)(d)	EUR	3,700,000	3,953,732

			20,606,838

Supranational–0.85%
African Development Bank,
0.00%, 01/17/2050(f)	ZAR	222,000,000	1,467,241

	Principal Amount		Value

Supranational–(continued)
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	$9,729,546

International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	10,300,000	140,405

0.00%, 03/23/2038(f)	MXN	260,000,000	3,558,164

			14,895,356

Sweden–0.07%
Heimstaden Bostad AB, 3.38%(a)(b)(d)	EUR	1,850,000	1,272,045

Switzerland–0.09%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	1,750,000	1,636,382

Thailand–0.61%
Thailand Government Bond, 3.45%, 06/17/2043	THB	336,000,000	10,666,578

United Kingdom–1.74%
Barclays PLC, 7.13%(b)(d)	GBP	9,575,000	11,521,580

Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(a)	GBP	953,000	972,234

Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	6,788,714

HSBC Holdings PLC, 5.88%(b)(d)	GBP	1,750,000	2,037,205

International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(a)	EUR	1,900,000	1,698,944

Lloyds Banking Group PLC, 8.50%(b)(d)	GBP	2,275,000	2,853,816

Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0

Nationwide Building Society, 5.75%(a)(b)(d)	GBP	1,775,000	2,025,321

NatWest Group PLC, 5.13%(b)(d)	GBP	2,415,000	2,661,222

			30,559,036

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $594,543,990)			559,262,655

Asset-Backed Securities–8.44%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)	$	1,154,974	1,152,177

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(j)		11,392	10,866

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.56%, 01/15/2051(k)		9,686,947	191,090

CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		2,285,000	2,239,417

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(k)		4,745,473	131,009

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(k)	$	12,992,264	$442,144

Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(l)		479,199	457,104

Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(j)		100,314	97,016

COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		4,690,000	4,506,856

Series 2014-CR21, Class AM, 3.99%, 12/10/2047		70,000	67,300

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		320,939	279,724

Series 2005-J4, Class A7, 5.50%, 11/25/2035		511,197	423,950

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 4.68% (1 mo. USD LIBOR + 0.23%), 12/15/2035(j)		4,501	4,476

Series 2006-H, Class 2A1A, 4.61% (1 mo. USD LIBOR + 0.15%), 11/15/2036(j)		20,953	17,015

DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)		312,178	310,841

Series 2019-4A, Class D, 2.85%, 07/15/2025(a)		5,593,408	5,501,637

Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)		1,283,763	1,281,591

Series 2019-4A, Class D, 2.58%, 09/15/2025(a)		4,735,894	4,662,542

FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(l)		840,000	797,860

Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(l)		4,190,000	3,999,750

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(l)		52,536	48,618

ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 7.22% (1 mo. Term SOFR + 2.74%), 10/15/2039(a)(j)		2,100,000	2,122,467

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046		425,000	421,940

	Principal Amount		Value

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.77%, 07/25/2035(l)	$	42,537	$41,368

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(l)		1,655,000	1,533,824

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(l)		15,381	1,975

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.71% (1 mo. USD LIBOR + 0.20%), 08/25/2036(j)		2,977,345	1,066,750

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046		1,565,000	1,550,506

Series 2014-C14, Class B, 4.87%, 02/15/2047(l)		680,000	662,129

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(k)		4,014,985	137,208

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(l)		6,014,079	4,778,458

OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(e)		855,249	839,116

Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(e)		1,644,710	1,632,659

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		1,000,777	998,115

Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036		23,526	18,590

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(k)		7,625,375	247,993

Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(m)		58,759	390

Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(k)		1,314,566	1

Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(l)		1,166,160	1,145,780

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 4.23%, 10/25/2033(l)		31,921	29,894

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(k)	$	6,340,001	$214,868

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,674,928

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(l)		1,135,000	1,107,036

Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,411,333

Alba PLC,
Series 2007-1, Class F, 7.00% (SONIA + 3.37%), 03/17/2039(a)(j)(n)	GBP	2,068,408	2,352,120

Series 2007-1, Class E, 4.95% (SONIA + 1.32%), 03/17/2039(a)(j)(n)	GBP	5,395,848	5,860,043

Series 2006-2, Class F, 6.96% (SONIA + 3.37%), 12/15/2038(a)(j)(n)	GBP	1,309,176	1,517,852

Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 4.70% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(j)(n)	GBP	2,006,000	2,004,479

Series 2007-2, Class B1, 5.11% (SONIA + 1.52%), 09/15/2044(a)(j)(n)	GBP	2,243,000	2,122,110

Eurosail PLC,
Series 2006-2X, Class E1C, 6.96% (SONIA + 3.37%), 12/15/2044(a)(j)(n)	GBP	5,550,000	5,675,030

Series 2006-4X, Class E1C, 6.67% (SONIA + 3.12%), 12/10/2044(a)(j)(n)	GBP	4,135,722	4,611,428

Series 2007-2X, Class D1A, 2.81% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(j)(n)	EUR	3,500,000	3,322,617

Series 2006-2X, Class D1A, 2.85% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(j)(n)	EUR	6,300,000	5,235,816

Series 2007-2X, Class D1C, 4.49% (SONIA + 0.92%), 03/13/2045(a)(j)(n)	GBP	4,900,000	4,901,468

Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.81% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(j)(n)	EUR	4,570,000	4,721,602

Jupiter Mortgage No.1 PLC, Series E, 6.33% (SONIA + 2.50%), 07/20/2060(a)(j)	GBP	3,500,000	4,206,870

Ludgate Funding PLC, Series 2007-1, Class MA, 4.13% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(j)(n)	GBP	2,907,628	3,200,337

	Principal Amount		Value

Newday Funding Master Issuer PLC, Series 2021-1X, Class E, 7.58% (SONIA + 4.05%), 03/15/2029(a)(j)(n)	GBP	4,484,000	$5,382,504

Series 2021-3X, Class E, 7.88% (SONIA + 4.35%), 11/15/2029(a)(j)(n)	GBP	3,700,000	4,502,394

Stratton Mortgage Funding PLC, Series 2021-1, Class E, 6.45% (SONIA + 2.75%), 09/25/2051(a)(j)(n)	GBP	2,220,000	2,609,448

Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 5.88% (SONIA + 2.05%), 10/20/2051(a)(j)(n)	GBP	2,130,000	2,536,881

Series 2019-GR4X, Class GR, 6.33% (SONIA + 2.50%), 10/20/2051(a)(j)(n)	GBP	1,775,000	2,108,247

Prosil Acquisition S.A., Series 2019-1, Class A, 4.49% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(j)(n)	EUR	4,647,116	4,497,518

Alhambra SME Funding DAC,
Series 2019-1, Class A, 4.13% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(j)(n)	EUR	2,391,085	2,586,418

Series 2019-1, Class B, 4.63% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(j)(n)	EUR	1,875,000	2,010,948

Series 2019-1, Class D, 11.38% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(j)(n)	EUR	424,276	356,311

Lusitano Mortgages No. 5 PLC, Class D, 3.25% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(j)(n)	EUR	2,026,136	1,871,957

Futura S.r.l., Series 2019-1, Class A, 3.63% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(j)(n)	EUR	4,119,544	4,489,048

Taurus, Series 2018-IT1, Class A, 2.80% (3 mo. EURIBOR + 1.00%), 05/18/2030(j)(n)	EUR	5,150,965	5,424,384

IM Pastor 4, FTA, Series A, 2.22% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(j)(n)	EUR	2,075,750	1,929,491

Invernea Proteina PYME, Serie II, 0.00%, 08/25/2032(h)(n)	ARS	311,500,000	2,078,988

SC Germany Consumer UG, Series 2018-1, Class D, 3.25%, 12/13/2031(a)(n)	EUR	7,200,000	7,698,478

Total Asset-Backed Securities (Cost $160,489,246)			148,075,098

U.S. Treasury Securities–5.48%
U.S. Treasury Bills–1.95%
4.52%, 05/04/2023(o)		$20,762,793	20,755,615

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

U.S. Treasury Bills–(continued)
4.77%, 11/02/2023(o)	$	13,515,439	$13,523,031

			34,278,646

U.S. Treasury Inflation – Indexed Bonds–2.48%
0.13%, 02/15/2052(p)		44,144,766	43,477,438

U.S. Treasury Inflation – Indexed Notes–1.05%
0.63%, 07/15/2032(p)		18,070,096	18,332,206

Total U.S. Treasury Securities (Cost $96,493,094)			96,088,290

Agency Credit Risk Transfer Notes–1.82%
United States–1.82%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 6.91% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(j)		343,356	343,847

Series 2019-R02, Class 1M2, 6.81% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(j)		49,306	49,311

Series 2019-R03, Class 1M2, 6.66% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(j)		126,872	126,887

Series 2022-R04, Class 1M2, 7.41% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(j)		1,795,000	1,803,924

Series 2022-R08, Class 1M2, 7.91% (30 Day Average SOFR + 3.60%), 07/25/2042(a)(j)		3,150,000	3,221,245

Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 6.71% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(j)		3,500,000	3,440,853

Series 2022-DNA3, Class M1B, STACR®, 7.21% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(j)		7,000,000	7,031,500

Series 2022-DNA3, Class M1A, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(j)		5,166,891	5,184,945

Series 2022-HQA2, Class M1, STACR®, 8.31% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(j)		3,500,000	3,575,572

Series 2022-HQA3, Class M1, STACR®, 7.86% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(j)		3,500,000	3,509,965

Series 2022-HQA3, Class M2, STACR®, 9.66% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(j)		3,745,000	3,711,440

Total Agency Credit Risk Transfer Notes (Cost $31,979,620)			31,999,489

	Shares		Value

Common Stocks & Other Equity Interests–1.53%
Argentina–1.49%
TMF Trust Co. S.A.(h)		4,804,015	$3,231,866

YPF S.A., Class D(q)		980,000	22,970,838

			26,202,704

United States–0.04%
ACNR Holdings, Inc.		2,129	215,455

Claire’s Holdings LLC		614	319,792

McDermott International Ltd.(q)		38,319	14,944

McDermott International Ltd., Series A, Wts., expiring 06/30/2027(h)(q)		76,715	9,973

McDermott International Ltd., Series B, Wts., expiring 06/30/2027(h)(q)		85,239	11,081

McDermott International Ltd., Wts., expiring 12/31/2049(h)		55,393	20,523

Party City Holdco, Inc.(q)		10,188	1,293

Sabine Oil & Gas Holdings, Inc.(h)		2,510	1,305

Tenerity LLC, Wts., expiring 04/10/2024(h)		2,297	0

Windstream Services LLC, Wts.		399	4,589

			598,955

Total Common Stocks & Other Equity Interests (Cost $22,009,090)			26,801,659

		Principal Amount
Variable Rate Senior Loan Interests–0.40%(r)(s)
United States–0.40%
Claire’s Stores, Inc., Term Loan, 11.07% (1 mo. USD LIBOR + 6.50%), 12/18/2026	$	185,268	171,373

Dun & Bradstreet Corp. (The), Term Loan, 7.77% (1 mo. USD LIBOR + 3.25%), 02/06/2026		986,855	986,415

Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 13.50% (1 mo. USD LIBOR + 4.00%), 03/27/2028		1,352,875	1,101,071

IRB Holding Corp., Term Loan, 7.69% (TSFR1M + 3.00%), 12/15/2027		938,539	930,829

Mativ Holdings, Inc., Term Loan B, 8.38% (1 mo. USD LIBOR + 3.75%), 04/20/2028(h)		1,791,494	1,760,143

PetSmart LLC, Term Loan, 8.41% (1 mo. USD LIBOR + 3.75%), 02/11/2028		1,014,307	1,008,815

United Natural Foods, Inc., Term Loan, 7.93% (3 mo. USD LIBOR + 3.25%), 10/22/2025		1,062,439	1,066,726

Total Variable Rate Senior Loan Interests (Cost $7,233,574)			7,025,372

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.31%
Fannie Mae Grantor Trust, IO,
0.63%, 11/25/2040(k)		2,088,515	14,149

0.38%, 12/25/2041(k)		12,875,880	133,574

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Fannie Mae Interest STRIPS, IO,
7.50%, 05/25/2023 - 11/25/2029(m)	$	47,390	$7,183

6.50%, 04/25/2029 - 07/25/2032(m)		871,156	127,611

6.00%, 12/25/2032 - 08/25/2035(m)		1,102,618	169,452

5.50%, 11/25/2033 - 06/25/2035(m)		927,631	150,587

Fannie Mae REMICs, IO,
5.50%, 06/25/2023(m)		506	2

2.19%, 02/25/2024 -05/25/2035(j)(m)		551,353	41,938

3.09% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(j)(m)		56,703	2,107

3.45%, 11/18/2031 -12/18/2031(j)(m)		121,564	11,660

3.39% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(j)(m)		2,399	239

3.44% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(j)(m)		27,896	2,618

3.55% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(j)(m)		55,029	5,700

3.59%, 03/25/2032 -04/25/2032(j)(m)		79,069	8,328

2.49% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(m)		35,369	2,662

3.29% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(j)(m)		26,393	2,742

3.49%, 07/25/2032 - 09/25/2032(j)(m)		116,273	13,390

3.65%, 12/18/2032(j)(m)		94,233	8,152

3.69% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(j)(m)		320,746	35,458

3.74%, 02/25/2033 - 05/25/2033(j)(m)		188,245	26,199

7.00%, 03/25/2033 -04/25/2033(m)		455,507	66,857

3.04% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(j)(m)		147,301	15,941

1.54%, 03/25/2035 - 07/25/2038(j)(m)		130,737	6,966

2.24%, 03/25/2035 - 05/25/2035(j)(m)		218,742	7,829

2.09% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(j)(m)		290,689	17,865

2.72% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(j)(m)		584,011	27,329

2.03% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(j)(m)		841,377	65,864

4.00%, 04/25/2041(m)		857,702	93,672

	Principal Amount		Value

2.04% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(j)(m)	$	142,709	$10,103

1.64% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(j)(m)		369,921	41,854

7.00%, 07/25/2026		7,022	7,072

4.00%, 08/25/2026 - 03/25/2041		73,392	70,821

6.50%, 10/25/2028 - 04/25/2029		68,368	70,156

6.00%, 05/25/2031 - 01/25/2032		126,245	129,406

5.51%, 04/25/2032 - 12/25/2032(j)		98,420	99,822

4.95% (1 mo. USD LIBOR + 0.50%), 10/18/2032(j)		36,948	36,814

5.01% (1 mo. USD LIBOR + 0.50%), 12/25/2032(j)		62,798	60,393

4.91% (1 mo. USD LIBOR + 0.40%), 11/25/2033(j)		34,847	34,707

8.05% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(j)		136,929	164,605

7.68% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(j)		135,684	154,640

5.45% (1 mo. USD LIBOR + 0.94%), 06/25/2037(j)		68,497	69,414

Federal Home Loan Mortgage Corp., 8.50%, 08/01/2031		20,084	21,153

Federal National Mortgage Association,
7.50%, 03/01/2033		15,233	15,945

7.00%, 12/01/2033		11,153	11,541

5.50%, 02/01/2035		22,544	23,579

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(k)		3,991,554	61,667

Series K735, Class X1, IO, 1.10%, 05/25/2026(k)		6,696,094	170,067

Series K093, Class X1, IO, 0.95%, 05/25/2029(k)		45,510,508	2,169,427

Freddie Mac REMICs,
5.00%, 09/15/2023		7,276	7,248
6.75%, 02/15/2024		1,405	1,406

6.50%, 02/15/2028 - 06/15/2032		64,226	66,921

4.91% (1 mo. USD LIBOR + 0.45%), 02/15/2029(j)		6,096	6,074

5.11% (1 mo. USD LIBOR + 0.65%), 07/15/2029(j)		8,974	8,983

5.46%, 02/15/2032 - 03/15/2032(j)		194,827	196,463

3.50%, 05/15/2032		63,370	61,265

4.96% (1 mo. USD LIBOR + 0.50%), 01/15/2033(j)		5,733	5,726

8.40% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(j)		102,561	124,572

4.00%, 06/15/2038		55,900	54,238

3.00%, 05/15/2040		1,086	1,062

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

	Principal Amount		Value

IO, 1.54%, 03/15/2024 - 04/15/2038(j)(m)	$	110,246	$5,052

7.00%, 03/15/2028 -04/15/2028(m)		31,034	3,473

4.24%, 07/17/2028(j)(m)		9,988	143

3.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(j)(m)		45,697	2,991

4.49% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(j)(m)		20,517	1,111

2.59% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(j)(m)		214,208	14,458

2.24% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(j)(m)		406,168	21,880

2.29% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(j)(m)		23,427	1,349

2.26%, 05/15/2035(j)(m)		643,168	44,638

1.69% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(j)(m)		419,891	17,849

2.54% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(j)(m)		116,972	12,634

1.61% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(j)(m)		224,192	18,801

1.79% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(j)(m)		110,507	7,883

Freddie Mac STRIPS, IO,
7.00%, 04/01/2027 - 04/01/2030(m)		161,400	21,028

6.50%, 02/01/2028 - 06/01/2031(m)		38,484	5,427

7.50%, 12/15/2029(m)		44,700	6,741

6.00%, 12/15/2032(m)		86,722	11,145

Government National Mortgage Association,
ARM, 2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(j)		700	679

7.00%, 01/15/2028 - 01/20/2030		94,964	96,311

8.00%, 01/15/2028 - 09/15/2028		57,289	58,392

IO, 2.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(j)(m)		420,026	32,393

2.19% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(j)(m)		720,288	45,352

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $8,564,145)			5,452,948

	Shares	Value

Preferred Stocks–0.20%
United States–0.20%
AT&T, Inc., 2.88%, Series B, Pfd.(b)	3,500,000	$3,519,192

Claire’s Holdings LLC, Series A, Pfd.(h)	195	49,725

Total Preferred Stocks (Cost $4,308,865)		3,568,917

Money Market Funds–3.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(t)(u)	19,749,864	19,749,864

Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(t)(u)	14,102,814	14,107,045

Invesco Treasury Portfolio, Institutional Class, 4.30%(t)(u)	22,571,273	22,571,273

Total Money Market Funds (Cost $56,428,182)		56,428,182

Options Purchased–1.52%
(Cost $31,693,110)(v)		26,574,665

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-93.39% (Cost $1,758,371,391)		1,637,867,788

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.11%
Invesco Private Government Fund, 4.36%(t)(u)(w)	20,167,621	20,167,621

Invesco Private Prime Fund, 4.59%(t)(u)(w)	51,853,924	51,869,480

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,035,925)		72,037,101

TOTAL INVESTMENTS IN SECURITIES–97.50% (Cost $1,830,407,316)		1,709,904,889

OTHER ASSETS LESS LIABILITIES-2.50%		43,862,765

NET ASSETS-100.00%		$1,753,767,654

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
ARS	- Argentina Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
Conv.	- Convertible
COP	- Colombia Peso
Ctfs.	- Certificates
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
INR	- Indian Rupee
IO	- Interest Only
JPY	- Japanese Yen
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
PEN	- Peruvian Sol
Pfd.	- Preferred
PIK	- Pay-in-Kind
PLN	- Polish Zloty
REMICs	- Real Estate Mortgage Investment Conduits
RUB	- Russian Ruble
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
THB	- Thai Baht
TRY	- Turkish Lira
USD	- U.S. Dollar
Wts.	- Warrants
ZAR	- South African Rand

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $689,385,005, which represented 39.31% of the Fund’s Net Assets.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Principal amount of security and interest payments are adjusted for inflation.
(q)	Non-income producing security.
(r)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(s)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(t)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 31,287,616	$ 75,481,562	$ (87,019,314)	$ -	$ -	$ 19,749,864	$ 191,460

Invesco Liquid Assets Portfolio, Institutional Class	22,438,567	53,915,402	(62,248,636)	(774)	2,486	14,107,045	143,915

Invesco Treasury Portfolio, Institutional Class	35,757,276	86,264,642	(99,450,645)	-	-	22,571,273	219,398

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	17,970,670	33,680,819	(31,483,868)	-	-	20,167,621	215,673*

Invesco Private Prime Fund	47,071,670	75,233,487	(70,451,183)	2,777	12,729	51,869,480	591,030*

Total	$154,525,799	$324,575,912	$(350,653,646)	$2,003	$15,215	$128,465,283	$1,361,476

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)

	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.73	AUD	52,500,000	$545,147

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.71	AUD	87,500,000	1,425,340

AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	2,625,000	356,510

AUD versus USD	Call	Standard Chartered Bank PLC	05/11/2023	USD	0.75	AUD	2,800,000	339,848

EUR versus USD	Call	Goldman Sachs International	05/12/2023	USD	1.13	EUR	4,200,000	1,114,413

NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	5,000,000	1,170,355

USD versus CNH	Call	Goldman Sachs International	05/31/2023	CNH	7.50	USD	4,200,000	59,653

Subtotal – Foreign Currency Call Options Purchased								5,011,266

Currency Risk

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	1,400,000	711,433

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	1,376,561

EUR versus HUF	Put	Bank of America, N.A.	07/04/2023	HUF	390.00	EUR	28,000,000	356,455

EUR versus HUF	Put	Goldman Sachs International	09/15/2023	HUF	358.00	EUR	2,100,000	348,582

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	02/17/2023	NOK	9.70	EUR	2,800,000	137

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	3,500,000	49,226

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	1,400,000	19,690

EUR versus SEK	Put	Morgan Stanley and Co. International PLC	02/17/2023	SEK	10.80	EUR	17,500,000	685

USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	5.27	USD	38,500,000	1,994,993

USD versus BRL	Put	Goldman Sachs International	07/07/2023	BRL	5.00	USD	3,500,000	432,071

USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	1,120,000	339,593

USD versus CAD	Put	Goldman Sachs International	03/10/2023	CAD	1.26	USD	70,000,000	6,090

USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	05/23/2023	CAD	1.22	USD	1,750,000	67,813

USD versus CNH	Put	Morgan Stanley Capital Services LLC	09/20/2023	CNH	6.50	USD	2,100,000	689,262

USD versus COP	Put	Morgan Stanley Capital Services LLC	05/26/2023	COP	4,520.00	USD	42,000,000	731,724

USD versus JPY	Put	Goldman Sachs International	05/23/2023	JPY	122.00	USD	5,250,000	1,251,994

USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/14/2023	JPY	120.00	USD	2,100,000	130,885

USD versus MXN	Put	Goldman Sachs International	07/13/2023	MXN	19.20	USD	35,000,000	807,625

USD versus MXN	Put	Goldman Sachs International	01/25/2024	MXN	19.00	USD	35,000,000	9,765

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.75	USD	35,000,000	579,880

USD versus SEK	Put	Goldman Sachs International	02/14/2023	SEK	9.50	USD	4,200,000	3,763

USD versus SEK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	SEK	9.58	USD	3,500,000	268,817

USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	3,500,000	649,236

USD versus ZAR	Put	Goldman Sachs International	04/04/2023	ZAR	15.70	USD	4,550,000	192,811

USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	16.50	USD	35,000,000	523,250

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	ZAR	17.10	USD	2,800,000	593,496

Subtotal – Foreign Currency Put Options Purchased								12,135,837

Total Foreign Currency Options Purchased								$17,147,103

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)

				Pay/
				Receive
	Type of		Exercise	Exercise	Floating Rate	Payment	Expiration	Notional
Description	Contract	Counterparty	Rate	Rate	Index	Frequency	Date	Value		Value

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	3.04%	Pay	SOFR	Annually	04/18/2023	USD	105,000,000	$2,414,933

10 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	247,800,000	1,928,256

40 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.00	Pay	6 Month EURIBOR	Semi-Annually	04/17/2024	EUR	46,200,000	5,084,373

Total Interest Rate Swaptions Purchased										$9,427,562

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.

Open Over-The-Counter Credit Default Swaptions Written(a)

				(Pay)/
				Receive			Implied
	Type of	Exercise	Reference	Fixed	Payment	Expiration	Credit	Notional
Counterparty	Contract	Rate	Entity	Rate	Frequency	Date	Spread(b)	Value		Value

Credit Risk

J.P. Morgan Chase Bank, N.A.	Put	98.00%	Markit CDX North America High Yield Index, Series 39, Version 1	5.00%	Quarterly	03/15/2023	4.321%	USD	70,000,000	$(163,654)

J.P. Morgan Chase Bank, N.A.	Put	500.00	Markit iTraxx Europe Crossover Index, Series 38, Version 1	5.00	Quarterly	03/15/2023	4.146	EUR	56,000,000	(214,393)

Total Credit Default Swaptions Written										$(378,047)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.78	AUD	52,500,000	$(130,626)

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.75	AUD	87,500,000	(528,805)

EUR versus HUF	Call	Goldman Sachs International	04/11/2023	HUF	436.50	EUR	35,000,000	(195,046)

EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	450.00	EUR	1,050,000	(204,942)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	07/10/2023	HUF	445.00	EUR	35,000,000	(566,721)

EUR versus SEK	Call	Morgan Stanley Capital Services LLC	02/17/2023	SEK	11.35	EUR	17,500,000	(153,000)

USD versus BRL	Call	Bank of America, N.A.	10/10/2023	BRL	6.24	USD	38,500,000	(622,737)

USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	6.75	USD	1,120,000	(71,226)

USD versus BRL	Call	Goldman Sachs International	01/08/2024	BRL	6.10	USD	3,500,000	(604,047)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/16/2023	BRL	6.05	USD	17,500,000	(10,115)

USD versus COP	Call	Morgan Stanley Capital Services LLC	05/26/2023	COP	5,050.00	USD	42,000,000	(963,690)

USD versus MXN	Call	Goldman Sachs International	04/25/2023	MXN	19.50	USD	525,000	(290,798)

USD versus MXN	Call	Goldman Sachs International	07/13/2023	MXN	20.50	USD	35,000,000	(470,820)

USD versus MXN	Call	Goldman Sachs International	01/16/2024	MXN	21.00	USD	119,000,000	(3,606,652)

USD versus MXN	Call	Morgan Stanley Capital Services LLC	06/05/2023	MXN	21.85	USD	11,650,000	(42,336)

USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	10.75	USD	35,000,000	(227,920)

USD versus ZAR	Call	Goldman Sachs International	07/13/2023	ZAR	18.48	USD	35,000,000	(902,335)

Subtotal - Foreign Currency Call Options Written								(9,591,816)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Put	Bank of America, N.A.	07/27/2023	USD	0.68	AUD	52,500,000	$(427,306)

AUD versus USD	Put	Goldman Sachs International	07/20/2023	USD	0.65	AUD	87,500,000	(426,342)

EUR versus HUF	Put	Bank of America, N.A.	07/04/2023	HUF	375.00	EUR	28,000,000	(138,868)

EUR versus SEK	Put	Morgan Stanley Capital Services LLC	02/17/2023	SEK	10.45	EUR	17,500,000	(19)

USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	4.69	USD	38,500,000	(505,852)

USD versus COP	Put	Morgan Stanley Capital Services LLC	05/26/2023	COP	4,190.00	USD	42,000,000	(171,402)

USD versus MXN	Put	Goldman Sachs International	07/13/2023	MXN	18.50	USD	35,000,000	(323,190)

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.50	USD	35,000,000	(294,910)

USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	15.58	USD	35,000,000	(174,335)

Subtotal – Foreign Currency Put Options Written								(2,462,224)

Total - Foreign Currency Options Written								$(12,054,040)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)

					Pay/
					Receive
	Type of		Exercise	Floating	Exercise	Payment	Expiration	Notional
Description	Contract	Counterparty	Rate	Rate Index	Rate	Frequency	Date	Value		Value

Interest Rate Risk
30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.95%	SOFR	Receive	Annually	02/28/2023	USD	26,250,000	$(386,563)

10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.50	SOFR	Receive	Annually	04/18/2023	USD	105,000,000	(167,648)

10 Year Interest Rate Swap	Call	Goldman Sachs International	3.13	SOFR	Receive	Annually	03/27/2023	USD	210,000,000	(2,285,955)

30 Year Interest Rate Swap	Call	Goldman Sachs International	2.14	6 Month EURIBOR	Receive	Semi-Annually	02/07/2023	EUR	35,000,000	(33,638)

10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	157,500,000	(7,293,148)

30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.95	6 Month EURIBOR	Receive	Semi-Annually	09/28/2023	EUR	35,000,000	(1,247,158)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	262,500,000	(2,406,626)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.49	SOFR	Receive	Annually	05/30/2023	USD	87,500,000	(1,464,085)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	07/05/2024	USD	35,000,000	(1,000,293)

10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.50	6 Month EURIBOR	Receive	Semi-Annually	06/16/2023	EUR	89,600,000	(889,367)

10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	2.63	SOFR	Receive	Annually	07/08/2024	USD	105,000,000	(2,557,753)

10 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	3.77	SOFR	Receive	Annually	08/07/2023	USD	247,800,000	(15,414,117)

Subtotal–Interest Rate Call Swaptions Written										(35,146,351)

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	3.54	SOFR	Pay	Annually	04/18/2023	USD	105,000,000	(640,417)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	04/17/2024	EUR	138,600,000	(6,802,358)

Subtotal–Interest Rate Put Swaptions Written										(7,442,775)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(42,589,126)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-Schatz	324	March-2023	$37,247,270	$(333,126)	$(333,126)

U.S. Treasury 2 Year Notes	234	March-2023	48,121,734	195,607	195,607

U.S. Treasury 10 Year Notes	813	March-2023	93,101,203	1,117,445	1,117,445

U.S. Treasury 10 Year Ultra Notes	836	March-2023	101,325,813	2,077,458	2,077,458

Subtotal–Long Futures Contracts				3,057,384	3,057,384

Short Futures Contracts

Interest Rate Risk

EURO BTP	219	March-2023	(27,170,365)	718,962	718,962

Euro-Bund	202	March-2023	(30,046,269)	(30,505)	(30,505)

Euro-BTP	1,377	March-2023	(158,787,425)	1,056,537	1,056,537

U.S. Treasury 5 Year Notes	2,006	March-2023	(219,139,829)	(2,592,746)	(2,592,746)

U.S. Treasury Long Bonds	60	March-2023	(7,792,500)	(227,730)	(227,730)

U.S. Treasury Ultra Bonds	207	March-2023	(29,342,250)	625,664	625,664

Subtotal–Short Futures Contracts				(449,818)	(449,818)

Total Futures Contracts				$2,607,566	$2,607,566

(a)	Futures contracts collateralized by $10,485,361 cash held with Merrill Lynch International , the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

02/02/2023	Bank of America, N.A.	USD	13,044,295	HUF	4,904,655,000	$587,545

02/16/2023	Bank of America, N.A.	USD	16,948,350	BRL	89,665,246	667,381

03/15/2023	Bank of America, N.A.	EUR	12,250,000	USD	13,353,813	1,192

03/15/2023	Bank of America, N.A.	USD	45,577,868	AUD	67,589,206	2,207,099

03/15/2023	Bank of America, N.A.	USD	10,600,000	CAD	14,099,787	144

03/15/2023	Bank of America, N.A.	USD	3,150,000	CLP	2,891,700,000	459,374

03/15/2023	Bank of America, N.A.	USD	5,702,654	EUR	5,275,000	47,148

03/15/2023	Bank of America, N.A.	USD	43,430,389	KRW	56,287,346,600	2,275,350

03/15/2023	Barclays Bank PLC	GBP	28,492,256	USD	35,268,000	109,428

03/15/2023	Barclays Bank PLC	USD	12,320,000	JPY	1,639,629,376	347,637

03/15/2023	Barclays Bank PLC	ZAR	1,140,705,000	USD	65,426,155	102,421

02/02/2023	BNP Paribas S.A.	HUF	4,904,655,000	USD	13,704,096	72,256

03/15/2023	BNP Paribas S.A.	USD	22,100,000	EUR	20,702,867	466,330

03/15/2023	BNP Paribas S.A.	USD	8,529,500	JPY	1,123,719,403	152,260

02/03/2023	Citibank, N.A.	USD	17,019,000	BRL	93,408,782	1,377,868

03/15/2023	Citibank, N.A.	USD	4,100,000	CLP	3,460,400,000	219,217

03/15/2023	Citibank, N.A.	USD	37,427,569	THB	1,296,210,288	2,005,135

03/15/2023	Citibank, N.A.	ZAR	153,817,935	USD	8,817,000	8,446

03/16/2023	Citibank, N.A.	USD	9,900,241	HUF	3,986,403,600	1,024,727

03/15/2023	Deutsche Bank AG	EUR	16,050,356	USD	17,500,000	4,953

03/15/2023	Deutsche Bank AG	USD	16,758,358	CHF	15,723,533	492,794

03/15/2023	Deutsche Bank AG	USD	49,674,854	CZK	1,149,848,355	2,771,317

03/15/2023	Deutsche Bank AG	USD	18,162,566	EUR	17,135,000	514,753

03/15/2023	Deutsche Bank AG	USD	16,587,166	KRW	21,803,000,000	1,117,031

03/15/2023	Deutsche Bank AG	USD	19,398,100	PLN	87,885,033	827,758

02/03/2023	Goldman Sachs International	USD	13,125,000	BRL	69,326,250	528,811

02/27/2023	Goldman Sachs International	USD	4,791,708	RUB	374,472,000	476,781

03/10/2023	Goldman Sachs International	USD	7,000,000	MXN	135,732,877	161,886

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

03/13/2023	Goldman Sachs International	CAD	23,387,437	USD	18,025,000	$442,731

03/15/2023	Goldman Sachs International	PEN	15,865,000	USD	4,115,968	4,307

03/15/2023	Goldman Sachs International	THB	178,500,000	USD	5,435,445	5,201

03/15/2023	Goldman Sachs International	USD	3,423,771	CLP	2,871,535,000	160,434

03/15/2023	Goldman Sachs International	USD	23,958,000	MXN	462,418,413	418,829

04/11/2023	Goldman Sachs International	USD	18,200,000	PLN	79,306,500	13,622

04/13/2023	Goldman Sachs International	USD	6,829,200	EUR	6,300,000	49,936

09/19/2023	Goldman Sachs International	USD	9,167,813	EUR	8,334,375	4,624

02/02/2023	J.P. Morgan Chase Bank, N.A.	USD	256,532,799	BRL	1,321,096,137	3,715,047

02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	2,854,537	RUB	217,087,500	214,658

02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	3,046,501	RUB	232,295,700	229,681

03/02/2023	J.P. Morgan Chase Bank, N.A.	USD	60,418,034	BRL	310,536,611	450,015

03/15/2023	J.P. Morgan Chase Bank, N.A.	PEN	31,790,000	USD	8,263,597	24,724

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	21,653,663	CAD	29,481,926	510,690

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	18,637,588	COP	90,699,823,600	629,816

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	41,016,854	GBP	33,600,000	444,517

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	8,487,284	JPY	1,101,361,065	21,738

04/27/2023	J.P. Morgan Chase Bank, N.A.	NOK	100,444,400	USD	10,150,000	47,109

04/27/2023	J.P. Morgan Chase Bank, N.A.	SEK	132,096,475	USD	12,950,000	260,504

07/12/2023	J.P. Morgan Chase Bank, N.A.	USD	3,784,935	EUR	3,500,000	54,727

02/02/2023	Morgan Stanley and Co. International PLC	USD	17,596,137	BRL	89,727,979	79,726

03/15/2023	Morgan Stanley and Co. International PLC	USD	2,471,956	CLP	2,137,500,000	196,038

03/15/2023	Morgan Stanley and Co. International PLC	USD	466,419	CNY	3,310,000	25,056

03/15/2023	Morgan Stanley and Co. International PLC	USD	150,488,157	EUR	144,088,838	6,570,105

03/15/2023	Morgan Stanley and Co. International PLC	USD	9,392,101	GBP	7,806,000	240,264

03/15/2023	Morgan Stanley and Co. International PLC	USD	59,978,326	JPY	8,083,045,651	2,470,597

03/15/2023	Morgan Stanley and Co. International PLC	USD	46,036,142	MXN	922,460,938	2,592,267

03/15/2023	Morgan Stanley and Co. International PLC	USD	5,252,178	NZD	8,215,000	59,854

03/15/2023	Morgan Stanley and Co. International PLC	USD	29,790,665	SGD	40,864,600	1,340,077

03/15/2023	Morgan Stanley and Co. International PLC	ZAR	153,738,673	USD	8,817,000	12,985

03/22/2023	Morgan Stanley and Co. International PLC	USD	1,764,000	COP	8,405,460,000	19,148

03/15/2023	Royal Bank of Canada	USD	1,575,549	EUR	1,475,000	32,215

03/15/2023	Royal Bank of Canada	USD	1,595,675	GBP	1,325,000	39,334

03/15/2023	Standard Chartered Bank PLC	THB	1,484,580,000	USD	45,400,000	236,800

03/15/2023	Standard Chartered Bank PLC	USD	34,500,000	IDR	539,338,500,000	1,430,000

04/28/2023	Standard Chartered Bank PLC	USD	21,000,000	THB	704,025,000	510,621

03/15/2023	UBS AG	USD	35,547,418	NZD	56,852,309	1,214,763

Subtotal–Appreciation						43,799,802

Currency Risk

02/02/2023	Bank of America, N.A.	EUR	12,250,000	USD	13,044,290	(273,301)

02/02/2023	Bank of America, N.A.	USD	13,318,342	EUR	12,250,000	(751)

02/08/2023	Bank of America, N.A.	MXN	188,716,500	USD	9,450,000	(561,463)

02/16/2023	Bank of America, N.A.	BRL	94,365,701	USD	17,324,980	(1,214,208)

02/27/2023	Bank of America, N.A.	RUB	374,472,000	USD	4,200,000	(1,068,489)

03/10/2023	Bank of America, N.A.	MXN	135,607,500	USD	7,000,000	(155,271)

03/15/2023	Bank of America, N.A.	CAD	6,094,489	USD	4,523,754	(58,050)

03/15/2023	Bank of America, N.A.	CLP	13,198,958,650	USD	14,780,469	(1,694,264)

03/15/2023	Bank of America, N.A.	CNY	89,925,858	USD	12,879,793	(472,569)

03/15/2023	Bank of America, N.A.	EUR	42,895,721	USD	46,338,026	(418,735)

03/15/2023	Bank of America, N.A.	INR	1,543,170,000	USD	18,612,592	(204,296)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

03/15/2023	Bank of America, N.A.	USD	3,220,423	NOK	31,749,007	$(33,582)

09/29/2023	Bank of America, N.A.	AUD	26,723,677	USD	17,500,000	(1,518,646)

10/13/2023	Bank of America, N.A.	BRL	99,504,000	USD	18,000,000	(680,658)

03/15/2023	Barclays Bank PLC	GBP	24,300,000	USD	29,973,807	(11,649)

03/15/2023	Barclays Bank PLC	USD	68,628,310	ZAR	1,196,534,582	(107,434)

03/15/2023	BNP Paribas S.A.	CZK	507,965,545	USD	22,100,000	(1,069,009)

03/15/2023	BNP Paribas S.A.	USD	44,017,000	NOK	434,007,595	(453,006)

03/16/2023	BNP Paribas S.A.	USD	13,513,308	HUF	4,904,655,000	(71,819)

03/15/2023	Citibank, N.A.	PEN	25,335,000	USD	6,537,149	(28,810)

03/15/2023	Citibank, N.A.	ZAR	454,300,235	USD	25,529,179	(486,827)

03/16/2023	Citibank, N.A.	HUF	4,422,367,500	USD	10,879,936	(1,239,816)

03/15/2023	Deutsche Bank AG	CHF	15,723,533	USD	16,963,021	(288,131)

03/15/2023	Deutsche Bank AG	EUR	9,840,000	USD	10,651,234	(74,464)

03/15/2023	Deutsche Bank AG	PLN	103,155,000	USD	22,768,507	(971,581)

03/15/2023	Deutsche Bank AG	USD	35,200,000	JPY	4,546,405,248	(74,860)

03/15/2023	Goldman Sachs International	CNY	88,546,058	USD	12,618,063	(529,423)

03/15/2023	Goldman Sachs International	MXN	801,038,752	USD	41,335,684	(891,838)

03/15/2023	Goldman Sachs International	SGD	5,993,913	USD	4,551,560	(14,616)

03/15/2023	Goldman Sachs International	THB	157,500,000	USD	4,785,779	(5,612)

03/15/2023	Goldman Sachs International	USD	15,000,000	MXN	283,526,640	(53,622)

04/13/2023	Goldman Sachs International	HUF	2,596,209,525	USD	6,825,000	(231,515)

05/25/2023	Goldman Sachs International	JPY	1,049,895,000	USD	7,700,000	(493,390)

06/29/2023	Goldman Sachs International	PLN	26,607,498	USD	5,165,000	(911,815)

07/17/2023	Goldman Sachs International	MXN	307,243,125	USD	15,750,000	(78,936)

07/24/2023	Goldman Sachs International	AUD	38,062,500	USD	26,529,563	(504,539)

07/26/2023	Goldman Sachs International	ZAR	98,542,500	USD	5,250,000	(338,074)

09/19/2023	Goldman Sachs International	HUF	3,528,000,000	USD	9,187,500	(52,174)

09/29/2023	Goldman Sachs International	SEK	115,583,565	USD	10,470,000	(716,065)

09/29/2023	Goldman Sachs International	USD	8,400,000	SEK	86,360,400	(42,125)

10/16/2023	Goldman Sachs International	AUD	3,675,000	USD	2,326,275	(290,439)

10/16/2023	Goldman Sachs International	NZD	8,166,667	USD	4,569,250	(704,593)

11/16/2023	Goldman Sachs International	MXN	111,483,000	USD	5,400,000	(217,012)

11/20/2023	Goldman Sachs International	BRL	23,325,120	USD	4,032,000	(316,695)

02/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	1,321,096,137	USD	252,629,891	(7,617,954)

02/03/2023	J.P. Morgan Chase Bank, N.A.	BRL	162,735,031	USD	31,801,577	(249,101)

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	217,087,500	USD	2,625,000	(444,194)

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	232,295,700	USD	2,730,000	(546,182)

03/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	850,700,000	USD	165,512,277	(1,232,794)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CLP	2,009,443,215	USD	2,226,900	(281,255)

03/15/2023	J.P. Morgan Chase Bank, N.A.	COP	205,734,865,000	USD	42,275,735	(1,428,614)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CZK	638,622,578	USD	29,000,000	(128,457)

03/15/2023	J.P. Morgan Chase Bank, N.A.	GBP	9,245,000	USD	11,216,904	(191,143)

03/15/2023	J.P. Morgan Chase Bank, N.A.	JPY	1,694,790,000	USD	12,947,926	(145,877)

03/15/2023	J.P. Morgan Chase Bank, N.A.	PEN	22,230,000	USD	5,736,992	(24,259)

03/15/2023	J.P. Morgan Chase Bank, N.A.	SGD	34,838,085	USD	25,657,440	(882,290)

03/15/2023	J.P. Morgan Chase Bank, N.A.	THB	597,861,680	USD	17,200,000	(987,869)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	19,593,076	EUR	17,960,000	(16,497)

03/20/2023	J.P. Morgan Chase Bank, N.A.	BRL	21,175,000	USD	3,850,000	(285,949)

05/24/2023	J.P. Morgan Chase Bank, N.A.	CAD	10,869,259	USD	8,137,500	(39,984)

07/12/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,476,125,000	USD	3,784,936	(137,870)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

02/02/2023	Morgan Stanley and Co. International PLC	BRL	89,727,979	USD	17,467,000	$(208,862)

03/07/2023	Morgan Stanley and Co. International PLC	MXN	131,176,850	USD	6,550,000	(375,321)

03/15/2023	Morgan Stanley and Co. International PLC	AUD	13,100,000	USD	9,058,536	(203,048)

03/15/2023	Morgan Stanley and Co. International PLC	CNY	182,236,305	USD	25,679,310	(1,379,481)

03/15/2023	Morgan Stanley and Co. International PLC	EUR	165,653,898	USD	173,041,829	(7,522,562)

03/15/2023	Morgan Stanley and Co. International PLC	GBP	95,155,839	USD	114,490,553	(2,928,837)

03/15/2023	Morgan Stanley and Co. International PLC	MXN	854,857,000	USD	42,662,314	(2,402,288)

03/15/2023	Morgan Stanley and Co. International PLC	USD	46,398,786	SEK	475,139,345	(861,039)

03/15/2023	Morgan Stanley and Co. International PLC	USD	7,615,109	ZAR	131,793,812	(67,790)

03/22/2023	Morgan Stanley and Co. International PLC	COP	85,992,744,000	USD	16,860,000	(1,382,639)

06/07/2023	Morgan Stanley and Co. International PLC	MXN	42,777,000	USD	2,100,000	(120,118)

09/22/2023	Morgan Stanley and Co. International PLC	CNY	77,861,840	USD	11,410,000	(266,684)

03/15/2023	Royal Bank of Canada	GBP	2,275,000	USD	2,763,772	(43,508)

03/15/2023	Standard Chartered Bank PLC	THB	302,860,000	USD	8,753,432	(460,033)

05/15/2023	Standard Chartered Bank PLC	AUD	4,900,000	USD	3,236,450	(235,468)

03/15/2023	UBS AG	EUR	14,265,000	USD	15,476,755	(72,237)

03/15/2023	UBS AG	NZD	18,781,000	USD	11,742,989	(401,294)

03/15/2023	UBS AG	USD	8,817,000	SEK	91,381,557	(58,916)

Subtotal–Depreciation						(53,254,586)

Total Forward Foreign Currency Contracts						$(9,454,784)

Open Centrally Cleared Credit Default Swap Agreements(a)

		(Pay)/
		Receive			Implied			Upfront		Unrealized
	Buy/Sell	Fixed	Payment		Credit			Payments Paid		Appreciation
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value		(Received)	Value	(Depreciation)

Credit Risk

Societe Generale	Sell	1.00%	Quarterly	06/20/2027	0.931%	EUR	10,500,000	$ 9,921	$36,962	$ 27,041

Credit Risk

South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.352	USD	3,500,000	245,765	181,115	(64,650)

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.727	EUR	7,525,000	(73,418)	(90,292)	(16,874)

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.432	EUR	7,437,500	223,782	140,068	(83,714)

Markit iTraxx Europe Crossover Index,
Series 38, Version 1	Buy	(5.00)	Quarterly	12/20/2027	4.146	EUR	56,000,000	(274,124)	(2,030,849)	(1,756,725)

Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	4.321	USD	46,900,000	(865,861)	(1,291,298)	(425,437)

Subtotal - Depreciation								(743,856)	(3,091,256)	(2,347,400)

Total Centrally Cleared Credit Default Swap Agreements								$(733,935)	$(3,054,294)	$(2,320,359)

(a)	Centrally cleared swap agreements collateralized by $50,733,355 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/			(Pay)/					Upfront
Receive			Receive					Payments		Unrealized
Floating	Floating Rate	Payment	Fixed	Payment	Maturity			Paid		Appreciation
Rate	Index	Frequency	Rate	Frequency	Date		Notional Value	(Received)	Value	(Depreciation)

Interest Rate Risk

Receive	CPURNSA	At Maturity	(2.44)%	At Maturity	01/18/2033	USD	4,200,000	$–	$8,990	$8,990

Receive	6 Month BUBOR	Semi-Annually	(11.95)	Annually	01/13/2025	HUF	7,735,000,000	–	13,596	13,596

Receive	6 Month BUBOR	Semi-Annually	(11.95)	Annually	01/10/2025	HUF	7,735,000,000	–	20,309	20,309

Receive	3 Month ADBB	Quarterly	(3.60)	Quarterly	01/27/2026	AUD	35,000,000	–	21,560	21,560

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	–	110,545	110,545

Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	–	132,420	132,420

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	25,400,000,000	–	143,018	143,018

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	119,500,000	506	181,467	180,961

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	–	189,875	189,875

Pay	SONIA	Annually	3.61	Annually	02/09/2033	GBP	8,750,000	–	200,482	200,482

Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	–	200,924	200,924

Pay	SOFR	Annually	4.28	Annually	02/01/2025	USD	446,145,000	–	352,030	352,030

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	160,000,000	–	361,115	361,115

Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	29,820,000	–	372,615	372,615

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	165,000,000	–	390,665	390,665

Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	68,250,000	–	409,237	409,237

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	1,837,500,000	–	496,876	496,876

Receive	BZDIOVRA	At Maturity	(13.00)	At Maturity	01/02/2024	BRL	469,538,378	–	629,909	629,909

Receive	SOFR	Annually	(3.04)	Annually	04/20/2033	USD	59,500,000	–	735,439	735,439

Receive	28 Day MXN TIIE	28 Day	(8.35)	28 Day	03/06/2025	MXN	551,250,000	–	757,167	757,167

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	145,000,000	–	830,630	830,630

Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	206,100,000	–	839,512	839,512

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	–	847,748	847,748

Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	192,290,000	(45,061)	10,465,216	10,510,277

Subtotal – Appreciation								(44,555)	18,711,345	18,755,900

Interest Rate Risk

Pay	SOFR	Annually	2.41	Annually	06/02/2052	USD	47,810,000	–	(5,423,481)	(5,423,481)

Pay	SONIA	Annually	2.24	Annually	10/11/2032	GBP	17,500,000	–	(2,006,674)	(2,006,674)

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	181,797,497	–	(1,607,291)	(1,607,291)

Pay	BZDIOVRA	At Maturity	11.44	At Maturity	01/02/2026	BRL	180,224,550	–	(1,488,950)	(1,488,950)

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	174,013,173	–	(1,158,564)	(1,158,564)

Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	–	(920,765)	(920,765)

Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	37,800,000	–	(896,704)	(896,704)

Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	1,312,500,000	–	(480,724)	(480,724)

Receive	BZDIOVRA	At Maturity	(13.25)	At Maturity	01/02/2029	BRL	84,355,069	–	(415,917)	(415,917)

Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	78,750,000	–	(359,228)	(359,228)

Receive	BZDIOVRA	At Maturity	(13.11)	At Maturity	01/02/2029	BRL	88,491,167	–	(290,155)	(290,155)

Receive	6 Month WIBOR Semi-Annually		(7.61)	Annually	09/21/2024	PLN	88,200,000	–	(282,149)	(282,149)

Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	96,250,000,000	–	(173,613)	(173,613)

Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	25,200,000,000	–	(137,662)	(137,662)

Receive	3 Month COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	–	(92,199)	(92,199)

Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	12,010,000,000	–	(68,799)	(68,799)

Pay	SOFR	Annually	3.73	Annually	01/27/2026	USD	24,500,000	–	(56,059)	(56,059)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/			(Pay)/				Upfront
Receive			Receive				Payments		Unrealized
Floating	Floating Rate	Payment	Fixed	Payment	Maturity		Paid		Appreciation
Rate	Index	Frequency	Rate	Frequency	Date	Notional Value	(Received)	Value	(Depreciation)

Receive	COOVIBR	Quarterly	(9.71)%	Quarterly	07/21/2032	COP 12,332,000,000	$–	$(48,714)	$(48,714)

Pay	SONIA	Annually	4.02	Annually	11/30/2024	GBP 16,100,000	–	(26,170)	(26,170)

Subtotal – Depreciation							–	(15,933,818)	(15,933,818)

Total Centrally Cleared Interest Rate Swap Agreements							$(44,555)	$2,777,527	$2,822,082

(a)	Centrally cleared swap agreements collateralized by $50,733,355 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)		Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.527%	EUR	7,500,000	$27,830	$35,407	$7,577

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	7.642	EUR	17,500,000	(1,706,806)	(1,078,652)	628,154

Subtotal–Appreciation									(1,678,976)	(1,043,245)	635,731

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.757	EUR	3,750,000	18,078	(18,195)	(36,273)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.602	EUR	7,100,000	351,117	195,270	(155,847)

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.315	EUR	5,250,000	160,941	72,893	(88,048)

Subtotal–Depreciation									530,136	249,968	(280,168)

Total Open Over-The-Counter Credit Default Swap Agreements									$(1,148,840)	$(793,277)	$355,563

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $47,547,000.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Abbreviations:

ADBB	–Australian Dollar Bank Bill
AUD	–Australian Dollar
BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CHF	–Swiss Franc
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PLN	–Polish Zloty
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$676,590,507	$6	$676,590,513

Non-U.S. Dollar Denominated Bonds & Notes	–	559,262,655	–	559,262,655

Asset-Backed Securities	–	145,996,110	2,078,988	148,075,098

U.S. Treasury Securities	–	96,088,290	–	96,088,290

Agency Credit Risk Transfer Notes	–	31,999,489	–	31,999,489

Common Stocks & Other Equity Interests	22,987,075	539,836	3,274,748	26,801,659

Variable Rate Senior Loan Interests	–	5,265,229	1,760,143	7,025,372

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	5,452,948	–	5,452,948

Preferred Stocks	–	3,519,192	49,725	3,568,917

Money Market Funds	56,428,182	72,037,101	–	128,465,283

Options Purchased	–	26,574,665	–	26,574,665

Total Investments in Securities	79,415,257	1,623,326,022	7,163,610	1,709,904,889

Other Investments - Assets*

Futures Contracts	5,791,673	–	–	5,791,673

Forward Foreign Currency Contracts	–	43,799,802	–	43,799,802

Swap Agreements	–	19,418,672	–	19,418,672

	5,791,673	63,218,474	–	69,010,147

Other Investments - Liabilities*

Futures Contracts	(3,184,107)	–	–	(3,184,107)

Forward Foreign Currency Contracts	–	(53,254,586)	–	(53,254,586)

Options Written	–	(55,021,213)	–	(55,021,213)

Swap Agreements	–	(18,561,386)	–	(18,561,386)

	(3,184,107)	(126,837,185)	–	(130,021,292)

Total Other Investments	2,607,566	(63,618,711)	–	(61,011,145)

Total Investments	$82,022,823	$1,559,707,311	$7,163,610	$1,648,893,744

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Global Strategic Income Fund